CONCENTRATIONS	6 Months Ended
Jun. 30, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

15.	CONCENTRATIONS

Major Customers

For the six months ended June 30, 2013 and 2012, approximately 18% and 10% of the Company’s revenues were received from each of two customers.

No customer represented more than 10% of amounts receivable at June 30, 2013. At December 31, 2012, receivables from two customers were approximately 12% and 10%, respectively.

Revenues

For the six months ended June 30, 2013 and 2012, the Company’s top three selling products accounted, in the aggregate, for approximately 65% and 76%, respectively, of its total net revenues.

The following represents the revenues by product line, all derived from China:

	For the six months ended June 30,
	2013	2012
	US$	US$
Products Line
Medical Devices	7,138,474	8,687,340
Respiratory and Oxygen Homecare	1,186,908	1,611,719
	8,325,382	10,299,059